Share Capital (Details)				1 Months Ended			12 Months Ended
	Apr. 09, 2021 CAD ($) $ / shares shares	Mar. 12, 2020 CAD ($) shares	Mar. 12, 2020 $ / shares shares	Feb. 14, 2022 CAD ($) $ / shares shares	Feb. 14, 2022 USD ($)	Jul. 22, 2021 CAD ($) $ / shares shares	Oct. 31, 2022 CAD ($) $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 31, 2021 CAD ($) shares	Nov. 26, 2021 CAD ($) shares	Nov. 01, 2020 shares
Share Capital (Details) [Line Items]
Number of shares issued (in Shares) | shares									1,319,770		16,000
Number of shares outstanding (in Shares) | shares							1,319,770		1,250,858
Shares issued (in Shares) | shares	333,333	270,833	270,833	1,334		276,666				1,333
Fair value				$ 24,000						$ 28,800
Consideration amount				$ 953,925	$ 750,000
One common shares				1	1	1
One warrant				1	1	1
Warrant exercisable (in Dollars per share) | $ / shares				$ 60		$ 37.5
Price per units (in Dollars per share) | $ / shares						$ 22.5	$ 24
Proceeds for issue amounts							$ 953,925	$ 750,000
Fair value							763,140
Fair value of warrant							190,785
Finder’s fee	$ 117,186					$ 594,000
Common shares fair value							508,760
Fair value warrant							$ 112,935
Risk-free rate							2.05%	2.05%	0.89%
Expected life							8 years 8 months 1 day	8 years 8 months 1 day	5 years
Volatility							94.09%	94.09%	98.00%
Derivative financial liability							$ 396,597
Initial equity percentage							10.00%
Prices per share | (per share)	$ 4.5		$ 240
Gross proceeds	$ 1,500,000	$ 650,000				$ 6,225,000
Issuance costs		$ 51,300					$ 837,473		$ 33,528
Cash Financing [Member]
Share Capital (Details) [Line Items]
Shares issued (in Shares) | shares				66,245			39,747
Finder’s fee							$ 95,393	$ 75,000
Share Exchange Agreement [Member]
Share Capital (Details) [Line Items]
Shares issued (in Shares) | shares				416,667			26,498
Fair value							$ 621,695
Finder’s fee							$ 63,399	$ 50,000
Black Scholes Option [Member]
Share Capital (Details) [Line Items]
Risk-free rate							1.43%	1.43%
Expected life							1 year 6 months	1 year 6 months
Volatility							107.46%	107.46%